Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($)		6 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
REVENUE
Revenue - third party		$ 9,890,292	$ 9,061,177
Revenue - related party		362,871	406,444
Total revenue		10,253,163	9,467,621
COST OF REVENUE AND RELATED TAX
Cost of revenue		6,620,447	6,255,785
Business and sales related tax		101,843	79,314
Total cost of revenue and related tax		6,722,290	6,335,099
GROSS PROFIT		3,530,873	3,132,522
OPERATING EXPENSES
Selling expenses		206,194	201,740
General and administrative expenses		922,188	1,021,717
Research and development expenses		631,034	892,524
Total operating expenses		1,759,416	2,115,981
INCOME FROM OPERATIONS		1,771,457	1,016,541
OTHER INCOME (EXPENSE)
Interest income, net		94,571	69,795
Foreign exchange gain (loss)		(63,253)	60,461
Other income, net		167,625	129,475
Total other income, net		198,943	259,731
INCOME BEFORE INCOME TAX PROVISION		1,970,400	1,276,272
PROVISION FOR INCOME TAXES		204,053	50,408
NET INCOME		1,766,347	1,225,864
Foreign currency translation gain		570,160	268,280
TOTAL COMPREHENSIVE INCOME		$ 2,336,507	$ 1,494,144
Earnings per common share - basic (in Dollars per share)		$ 0.26	$ 0.18
Weighted average shares - basic (in Shares)	[1]	6,760,989	6,750,000

[1]	The share amounts are presented on a retrospective basis.